Other disclosures - Foreign currency balances (Details) - MXN ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Foreign currency balances
Assets.	$ 1,467,548	$ 1,408,724	$ 1,329,191
Liabilities	1,332,750	1,285,437	$ 1,213,781
Debt instruments | Foreign currency
Foreign currency balances
Liabilities	25,224	26,987
Subordinated liabilities | Foreign currency
Foreign currency balances
Liabilities	34,300	37,268
Derivative financial liabilities | Foreign currency
Foreign currency balances
Liabilities	50,335	27,924
Deposits - Credit institutions | Foreign currency
Foreign currency balances
Liabilities	18,628	13,806
Deposits - Customers | Foreign currency
Foreign currency balances
Liabilities	81,637	110,273
Other financial liabilities | Foreign currency
Foreign currency balances
Liabilities	1,306	2,752
Other Liabilities | Foreign currency
Foreign currency balances
Liabilities	1,942	1,501
Cash and balances with the Central Bank | Foreign currency
Foreign currency balances
Assets.	4,254	3,637
Debt instruments. | Foreign currency
Foreign currency balances
Assets.	112,201	89,872
Loans and advances - Credit institutions | Foreign currency
Foreign currency balances
Assets.	17,765	44,957
Loans and advances - Customers | Foreign currency
Foreign currency balances
Assets.	68,653	70,957
Other assets Member | Foreign currency
Foreign currency balances
Assets.	$ 2,701	$ 628